Revenue - Disaggregation of revenue from contracts with customers (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	₽ 15,968,033	₽ 8,282,107	₽ 7,788,741
Bundled Subscriptions
Revenue
Revenue	4,130,071	2,372,467	2,223,951
CV Database Access
Revenue
Revenue	3,260,514	1,812,245	1,761,728
Job Postings
Revenue
Revenue	6,963,354	3,342,225	3,112,188
Other VAS
Revenue
Revenue	1,614,094	755,170	690,874
Russia Segment
Revenue
Revenue	14,809,643	7,724,264	7,211,762
Revenue attributable to non-monetary exchange of services	77,763	43,397	50,804
Russia Segment | Bundled Subscriptions
Revenue
Revenue		2,332,272	2,154,831
Russia Segment | CV Database Access
Revenue
Revenue		1,538,702	1,508,085
Russia Segment | Job Postings
Revenue
Revenue		3,134,522	2,900,678
Russia Segment | Other VAS
Revenue
Revenue		718,768	648,168
Russia Segment | Key Accounts
Revenue
Revenue	5,290,578	2,971,571	2,646,608
Russia Segment | Key Accounts | Moscow and St.Petersburg
Revenue
Revenue	3,868,460	2,156,248	1,981,959
Russia Segment | Key Accounts | Other regions of Russia
Revenue
Revenue	1,422,118	815,323	664,649
Russia Segment | Small And Medium Accounts
Revenue
Revenue	8,917,357	4,351,878	4,193,876
Russia Segment | Small And Medium Accounts | Moscow and St.Petersburg
Revenue
Revenue	4,881,678	2,526,381	2,579,517
Russia Segment | Small And Medium Accounts | Other regions of Russia
Revenue
Revenue	4,035,679	1,825,497	1,614,359
Russia Segment | Foreign Customers
Revenue
Revenue	95,272	57,822	41,385
Russia Segment | Other Customers
Revenue
Revenue	506,436	342,993	329,893
Russia (hh.ru)
Revenue
Revenue	13,891,375
Russia (hh.ru) | Bundled Subscriptions
Revenue
Revenue	3,787,713
Russia (hh.ru) | CV Database Access
Revenue
Revenue	2,740,223
Russia (hh.ru) | Job Postings
Revenue
Revenue	6,194,180
Russia (hh.ru) | Other VAS
Revenue
Revenue	1,169,259
Russia (Zarplata.ru)
Revenue
Revenue	918,268
Russia (Zarplata.ru) | Bundled Subscriptions
Revenue
Revenue	276,535
Russia (Zarplata.ru) | CV Database Access
Revenue
Revenue	109,917
Russia (Zarplata.ru) | Job Postings
Revenue
Revenue	390,455
Russia (Zarplata.ru) | Other VAS
Revenue
Revenue	141,361
Other segment
Revenue
Revenue	1,158,390	557,843	576,979
Other segment | Bundled Subscriptions
Revenue
Revenue	65,823	40,195	69,120
Other segment | CV Database Access
Revenue
Revenue	410,374	273,543	253,643
Other segment | Job Postings
Revenue
Revenue	378,719	207,703	211,510
Other segment | Other VAS
Revenue
Revenue	₽ 303,474	₽ 36,402	₽ 42,706